Cover	12 Months Ended
Mar. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	BOQII HOLDING LIMITED
Entity Central Index Key	0001815021
Entity File Number	001-39547
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Building 9, No. 388, Shengrong Road
Entity Address, Address Line Two	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201210
American Depositary Shares
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares, each ADS represents fifteen (15) Class A ordinary shares, par value US$0.001 per share
Trading Symbol	BQ
Security Exchange Name	NYSEAMER
Class A Ordinary Shares
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.001 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding	147,691,753
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	13,037,729
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Yingzhi (Lisa) Tang
Contact Personnel Email Address	lisa@boqii.com
Entity Address, Address Line One	Building 9, No. 388, Shengrong Road
Entity Address, Address Line Two	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201210
Entity Phone Fax Numbers [Line Items]
City Area Code	86
Local Phone Number	21-6109-6226